Wellington Shields All-Cap Fund
	Schedule of Investments
	February 28, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
3,000	Curtiss-Wright Corporation	$ 2,100,990	3.03%

Automobiles
4,000	Tesla, Inc. *	1,610,040	2.32%

Capital Markets
1,900	BlackRock Inc.	2,020,137
8,000	Blackstone, Inc.	906,960
		2,927,097	4.23%

Chemicals
2,500	Linde PLC (United Kingdom)	1,270,200	1.83%

Construction & Engineering
5,600	Quanta Services, Inc.	3,153,248	4.55%

Electric Utilities
5,500	Constellation Energy Corporation	1,814,340
11,000	NextEra Energy, Inc.	1,031,470
		2,845,810	4.11%

Electrical Equipment
21,900	Bloom Energy Corporation - Class A	3,409,173
2,300	GE Vernova Inc.	2,009,280
		5,418,453	7.82%

Electronic Computers
5,900	Apple Inc.	1,558,662	2.25%

Entertainment
3,100	Take-Two Interactive Software, Inc. *	655,588	0.95%

Financial Services
12,000	Apollo Global Management Inc.	1,255,200	1.81%

Food & Staples Retailing
22,200	Walmart Inc.	2,840,490	4.10%

Health Care Equipment & Supplies
3,000	Intuitive Surgical, Inc. *	1,510,530	2.18%

Health Care Providers & Services
2,050	McKesson Corporation	2,024,109	2.92%

Interactive Media Services
1,100	Meta Platforms, Inc. - Class A	712,998	1.03%

Internet & Direct Marketing Retail
12,000	Alphabet, Inc. - Class A	3,741,120
11,000	Amazon.com, Inc. *	2,310,000
		6,051,120	8.74%

IT Services
7,000	International Business Machines Corporation	1,681,470	2.43%

Life Sciences Tools & Services
2,100	Thermo Fisher Scientific Inc.	1,094,331	1.58%

National Commercial Banks
7,000	Bank of America Corporation	348,810
8,500	JPMorgan Chase & Co.	2,552,550
		2,901,360	4.19%

Oil, Gas & Consumable Fuels
3,500	Cheniere Energy, Inc.	825,055
8,852	Exxon Mobil Corporation	1,349,930
17,000	SLB Ltd.	872,780
		3,047,765	4.40%

Pharmaceuticals
2,600	Eli Lilly And Company	2,735,174	3.95%

Semiconductors & Semiconductor Equipment
4,375	Applied Materials, Inc.	1,628,813
1,275	ASML Holding N.V. - ADR	1,849,464
19,400	NVIDIA Corporation	3,437,486
		6,915,763	9.99%

Software
5,500	Microsoft Corporation	2,160,070
10,000	Palantir Technologies Inc. - Class A *	1,371,900
10,000	Palo Alto Networks, Inc. *	1,489,200
		5,021,170	7.25%

Specialty Retail
6,000	Ross Stores, Inc.	1,233,840	1.78%

Total for Common Stocks (Cost $29,987,939)		60,565,407	87.44%

EXCHANGE TRADED FUNDS

Equity Funds
7,500	Invesco S&P 500® Equal Weight ETF	1,537,275
4,000	iShares Biotechnology ETF	701,480
6,000	State Street® SPDR® S&P® Biotech ETF	764,220
7,000	State Street® SPDR® S&P® Metals & Mining ETF	835,450
24,000	VanEck Gold Miners ETF	2,780,160

		6,618,585	9.56%

Crypto Funds
28,000	Grayscale Ethereum Staking ETF	439,320	0.63%

Total for Exchange Traded Funds (Cost $5,529,408)		7,057,905	10.19%

MONEY MARKET FUNDS
1,656,628	Goldman Sachs Financial Square Government Fund	1,656,628	2.39%
	Institutional Class 3.61% **
	(Cost - $1,656,628)

	Total Investments	69,279,940	100.02%
	(Cost - $37,173,975)

	Liabilities in Excess of Other Assets	(14,246)	-0.02%

	Net Assets	$ 69,265,695	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Security.
** The rate shown represents the 7-day yield at February 28, 2026.